RELATED PARTY TRANSACTIONS (Amounts due from a Related Party-non current) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amount due from a related party	$ 0	$ 11,504